Subsequent Events (Details) - 2022 United States ATM $ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 02, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares		3,515,462
Gross proceeds from common shares | $		$ 5,632
Share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares) | shares	1,499,044
Gross proceeds from common shares | $	$ 2,570